UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number          811-08071

Lazard Retirement Series, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code:          (212) 632-6000

Date of fiscal year end:	12/31

Date of reporting period:	9/30/2011

Item 1.          Schedule of Investments.

Lazard Retirement Series, Inc. Portfolios of Investments September 30, 2011 (unaudited)

Description	Shares	Value

Lazard Retirement U.S. Strategic Equity Portfolio

Common Stocks l 97.5%

Aerospace & Defense l 3.4%

Raytheon Co.	2,405	$98,292
The Boeing Co.	1,345	81,386

		179,678

Agriculture l 1.1%

Monsanto Co.	965	57,938

Alcohol & Tobacco l 2.2%

Molson Coors Brewing Co., Class B	2,925	115,859

Automotive l 1.5%

Lear Corp.	1,910	81,939

Banking l 4.6%

BB&T Corp.	1,575	33,595
JPMorgan Chase & Co.	3,450	103,914
Wells Fargo & Co.	4,575	110,349

		247,858

Cable Television l 3.9%

Comcast Corp., Class A	10,085	208,659

Commercial Services l 3.2%

Apollo Group, Inc., Class A (a)	1,165	46,146
Corrections Corp. of America (a)	4,405	99,949
Republic Services, Inc.	995	27,920

		174,015

Computer Software l 4.9%

Microsoft Corp.	4,235	105,409
Oracle Corp.	5,490	157,783

		263,192

Consumer Products l 2.3%

Energizer Holdings, Inc. (a)	1,275	84,711

Description	Shares	Value

Newell Rubbermaid, Inc.	3,170	$37,628

		122,339

Energy Exploration & Production l 2.3%

Devon Energy Corp.	1,380	76,507
EQT Corp.	910	48,558

		125,065

Energy Integrated l 9.4%

Chevron Corp.	1,030	95,296
ConocoPhillips	4,305	272,593
CONSOL Energy, Inc.	2,250	76,342
Marathon Petroleum Corp.	2,270	61,426

		505,657

Energy Services l 0.6%

Halliburton Co.	1,120	34,182

Financial Services l 3.7%

American Express Co.	1,210	54,329
Ameriprise Financial, Inc.	1,880	73,997
Janus Capital Group, Inc.	4,450	26,700
State Street Corp.	1,365	43,898

		198,924

Food & Beverages l 3.9%

General Mills, Inc.	1,750	67,322
Ralcorp Holdings, Inc. (a)	975	74,792
Sysco Corp.	2,555	66,175

		208,289

Forest & Paper Products l 0.5%

Bemis Co., Inc.	895	26,232

Health Services l 0.7%

Quest Diagnostics, Inc.	795	39,241

Insurance l 2.6%

Prudential Financial, Inc.	1,550	72,633

Description	Shares	Value

Lazard Retirement U.S. Strategic Equity Portfolio (continued)

The Travelers Cos., Inc.	1,360	$66,273

		138,906

Leisure & Entertainment l 1.1%

International Game Technology	1,800	26,154
Viacom, Inc., Class B	905	35,060

		61,214

Manufacturing l 4.1%

Dover Corp.	945	44,037
Honeywell International, Inc.	1,820	79,916
Illinois Tool Works, Inc.	1,485	61,776
Northrop Grumman Corp.	610	31,818

		217,547

Medical Products l 2.4%

Baxter International, Inc.	1,205	67,649
Medtronic, Inc.	1,785	59,333

		126,982

Metal & Glass Containers l 1.5%

Ball Corp.	2,510	77,860

Metals & Mining l 2.1%

Freeport-McMoRan Copper & Gold, Inc.	600	18,270
Newmont Mining Corp.	1,515	95,293

		113,563

Pharmaceutical & Biotechnology l 10.4%

Amgen, Inc.	1,355	74,457
Gilead Sciences, Inc. (a)	1,900	73,720
Johnson & Johnson	980	62,436
Merck & Co., Inc.	1,894	61,953
Pfizer, Inc.	15,940	281,819

		554,385

Retail l 9.2%

AutoZone, Inc. (a)	246	78,521

Description	Shares	Value

CVS Caremark Corp.	1,500	$50,370
Lowe’s Cos., Inc.	3,675	71,075
Wal-Mart Stores, Inc.	4,555	236,404
Walgreen Co.	1,690	55,584

		491,954

Semiconductor & Components l 4.7%

Intel Corp.	8,060	171,920
Texas Instruments, Inc.	2,920	77,818

		249,738

Technology l 2.7%

eBay, Inc. (a)	1,835	54,114
Google, Inc., Class A (a)	175	90,017

		144,131

Technology Hardware l 7.2%

Apple, Inc. (a)	70	26,683
Cisco Systems, Inc.	6,550	101,459
EMC Corp. (a)	2,945	61,816
International Business Machines Corp.	920	161,028
Lexmark International, Inc., Class A (a)	1,280	34,598

		385,584

Transportation l 1.3%

Norfolk Southern Corp.	1,140	69,563

Total Common Stocks
(Identified cost $5,214,669)		5,220,494

Preferred Stock l 0.9%

Automotive l 0.9%

Better Place, Inc., Series B (a)
(Identified cost $31,701)	10,567	48,154

Short-Term Investment l 2.4%

State Street Institutional Treasury Money Market Fund (Identified cost $130,199)	130,199	130,199

Description	Value

Lazard Retirement U.S. Strategic Equity Portfolio (concluded)

Total Investments l 100.8%
(Identified cost $5,376,569) (b)	$5,398,847

Liabilities in Excess of Cash and Other Assets l (0.8)%	(42,864)

Net Assets l 100.0%	$5,355,983

Description	Shares	Value

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

Common Stocks l 86.2%

Automotive l 1.5%

Modine Manufacturing Co. (a)	120,670	$1,093,270
Tenneco, Inc. (a)	46,650	1,194,707

		2,287,977

Banking l 5.5%

City National Corp.	28,863	1,089,867
East West Bancorp, Inc.	93,000	1,386,630
PacWest Bancorp	155,450	2,166,973
Signature Bank (a)	38,500	1,837,605
Wintrust Financial Corp.	77,080	1,989,435

		8,470,510

Chemicals l 1.8%

Rockwood Holdings, Inc. (a)	38,530	1,298,076
Solutia, Inc. (a)	114,000	1,464,900

		2,762,976

Coal l 0.5%

James River Coal Co. (a)	124,900	795,613

Commercial Services l 3.3%

American Reprographics Co. (a)	255,800	859,488
Equifax, Inc.	74,700	2,296,278
Team, Inc. (a)	94,000	1,972,120

		5,127,886

Computer Software l 5.0%

BMC Software, Inc. (a)	57,400	2,213,344
j2 Global Communications, Inc.	60,400	1,624,760
Quest Software, Inc. (a)	114,600	1,819,848
Red Hat, Inc. (a)	45,150	1,908,039

		7,565,991

Construction & Engineering l 1.8%

Quanta Services, Inc. (a)	148,900	2,797,831

Description	Shares	Value

Consumer Products l 6.6%

Central Garden & Pet Co., Class A (a)	261,762	$1,853,275
Energizer Holdings, Inc. (a)	43,000	2,856,920
Matthews International Corp., Class A	50,980	1,568,144
Newell Rubbermaid, Inc.	122,900	1,458,823
Tempur-Pedic International, Inc. (a)	16,490	867,539
The Middleby Corp. (a)	23,100	1,627,626

		10,232,327

Energy Exploration & Production l 2.2%

Cimarex Energy Co.	32,810	1,827,517
Energen Corp.	40,000	1,635,600

		3,463,117

Energy Services l 2.8%

GulfMark Offshore, Inc., Class A (a)	38,000	1,380,920
Helmerich & Payne, Inc.	37,190	1,509,914
Key Energy Services, Inc. (a)	155,500	1,475,695

		4,366,529

Financial Services l 2.0%

Stifel Financial Corp. (a)	48,550	1,289,488
Waddell & Reed Financial, Inc., Class A	68,900	1,723,189

		3,012,677

Food & Beverages l 1.2%

Ralcorp Holdings, Inc. (a)	24,100	1,848,711

Forest & Paper Products l 4.1%

Bemis Co., Inc.	62,200	1,823,082
Rock-Tenn Co., Class A	31,100	1,513,948
Schweitzer-Mauduit International, Inc.	53,100	2,966,697

		6,303,727

Gas Utilities l 2.7%

AGL Resources, Inc.	61,600	2,509,584

Description	Shares	Value

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio (continued)

New Jersey Resources Corp.	39,400	$1,677,258

		4,186,842

Health Services l 1.6%

HealthSouth Corp. (a)	70,900	1,058,537
VCA Antech, Inc. (a)	87,900	1,404,642

		2,463,179

Housing l 0.8%

Owens Corning, Inc. (a)	56,600	1,227,088

Insurance l 1.5%

Arch Capital Group, Ltd. (a)	68,600	2,241,505

Leisure & Entertainment l 4.3%

Bally Technologies, Inc. (a)	80,700	2,177,286
Darden Restaurants, Inc.	29,290	1,252,148
Texas Roadhouse, Inc.	128,110	1,693,614
WMS Industries, Inc. (a)	86,100	1,514,499

		6,637,547

Manufacturing l 6.1%

BE Aerospace, Inc. (a)	71,400	2,364,054
FLIR Systems, Inc.	44,740	1,120,737
Harsco Corp.	88,900	1,723,771
Regal-Beloit Corp.	29,860	1,355,047
The Timken Co.	41,300	1,355,466
TriMas Corp. (a)	104,100	1,545,885

		9,464,960

Medical Products l 1.5%

Haemonetics Corp. (a)	40,740	2,382,475

Metals & Mining l 2.0%

Compass Minerals International, Inc.	26,400	1,762,992

Description	Shares	Value

Horsehead Holding Corp. (a)	185,400	$1,375,668

		3,138,660

Pharmaceutical & Biotechnology l 4.2%

Medicis Pharmaceutical Corp., Class A	68,200	2,487,936
Warner Chilcott PLC, Class A (a)	130,130	1,860,859
Waters Corp. (a)	27,900	2,106,171

		6,454,966

Real Estate l 7.4%

Duke Realty Corp. REIT	192,100	2,017,050
Kilroy Realty Corp. REIT	77,350	2,421,055
LaSalle Hotel Properties REIT	118,900	2,282,880
Tanger Factory Outlet Centers, Inc. REIT	83,200	2,164,032
The Macerich Co. REIT	57,622	2,456,426

		11,341,443

Retail l 4.9%

American Eagle Outfitters, Inc.	154,920	1,815,662
ANN, Inc. (a)	76,700	1,751,828
Brown Shoe Co., Inc.	204,600	1,456,752
Iconix Brand Group, Inc. (a)	93,620	1,479,196
Williams-Sonoma, Inc.	32,000	985,280

		7,488,718

Semiconductor & Components l 2.8%

ON Semiconductor Corp. (a)	259,200	1,858,464
Xilinx, Inc.	88,800	2,436,672

		4,295,136

Technology l 1.4%

SS&C Technologies Holdings, Inc. (a)	151,800	2,169,222

Technology Hardware l 3.6%

Lexmark International, Inc., Class A (a)	63,500	1,716,405
NCR Corp. (a)	107,200	1,810,608

Description	Shares	Value

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio (concluded)

Polycom, Inc. (a)	107,800	$1,980,286

		5,507,299

Transportation l 1.9%

Echo Global Logistics, Inc. (a)	141,660	1,884,078
UTi Worldwide, Inc.	82,026	1,069,619

		2,953,697

Water l 1.2%

California Water Service Group	102,300	1,811,733

Total Common Stocks
(Identified cost $155,836,496)		132,800,342

Preferred Stock l 0.9%

Automotive l 0.9%

Better Place, Inc., Series B (a)
(Identified cost $864,900)	288,300	1,313,783

Short-Term Investment l 3.7%

State Street Institutional Treasury Money Market Fund (Identified cost $5,737,243)	5,737,243	5,737,243

Total Investments l 90.8%
(Identified cost $162,438,639) (b)		$139,851,368

Cash and Other Assets in Excess of Liabilities l 9.2%		14,252,097

Net Assets l 100.0%		$154,103,465

Description	Shares	Value

Lazard Retirement International Equity Portfolio

Common Stocks | 90.1%

Australia l 3.7%

James Hardie Industries SE (a)	790,650	$4,312,599
QBE Insurance Group, Ltd.	241,800	2,966,783
Telstra Corp., Ltd.	3,378,100	10,068,172

		17,347,554

Belgium l 2.7%

Anheuser-Busch InBev NV	234,400	12,431,030

Brazil l 2.7%

Banco do Brasil SA	401,342	5,302,133
Cielo SA	184,060	4,101,643
MRV Engenharia e Participacoes SA	661,300	3,386,953

		12,790,729

Canada l 1.7%

Potash Corp. of Saskatchewan, Inc.	90,400	3,925,184
Rogers Communications, Inc., Class B	122,200	4,182,950

		8,108,134

China l 0.8%

Weichai Power Co., Ltd., Class H	831,000	3,779,597

Finland l 1.2%

Sampo Oyj, A Shares	227,870	5,707,178

France l 8.8%

BNP Paribas SA	129,080	5,109,291
Danone SA	64,570	3,973,717
Sanofi SA	185,980	12,211,272
Technip SA	68,120	5,451,502
Total SA	182,272	8,036,495
Valeo SA	154,500	6,487,857

		41,270,134

Germany l 6.2%

Bayerische Motoren Werke AG	117,270	7,770,343

Description	Shares	Value

GEA Group AG	76,000	$1,775,772
Merck KGaA	71,900	5,883,255
SAP AG	130,390	6,646,662
Siemens AG	78,738	7,113,362

		29,189,394

Ireland l 0.8%

Ryanair Holdings PLC Sponsored ADR (a)	139,056	3,580,692

Italy l 1.0%

Atlantia SpA	332,570	4,769,676

Japan l 18.2%

Asics Corp.	244,260	3,312,478
Canon, Inc.	213,700	9,674,637
Daito Trust Construction Co., Ltd.	153,200	14,047,644
Don Quijote Co., Ltd.	228,900	8,181,165
eAccess, Ltd.	6,343	1,602,983
Fanuc Corp.	46,000	6,333,222
JS Group Corp.	372,400	10,431,109
Mitsubishi Corp.	197,700	4,026,097
Mitsubishi Estate Co., Ltd.	350,000	5,664,460
Sumitomo Mitsui Financial Group, Inc.	206,300	5,822,219
Yahoo Japan Corp.	24,023	7,463,484
Yamada Denki Co., Ltd.	121,160	8,459,099

		85,018,597

Netherlands l 1.3%

ING Groep NV (a)	844,730	5,945,219

New Zealand l 1.5%

Telecom Corp. of New Zealand, Ltd.	3,473,200	6,868,102

Norway l 0.6%

Aker Solutions ASA	292,960	2,810,969

Russia l 1.1%

Sberbank of Russia	2,289,000	5,014,629

Description	Shares	Value

Lazard Retirement International Equity Portfolio (concluded)

South Africa l 0.6%

Mr Price Group, Ltd. ADR (a)	180,500	$2,915,075

South Korea l 2.4%

Hyundai Mobis	16,000	4,544,051
Samsung Electronics Co., Ltd. GDR (c)	18,220	6,466,278

		11,010,329

Spain l 1.3%

Amadeus IT Holding SA, A Shares	339,800	5,454,729
Mediaset Espana Comunicacion SA	96,237	546,427

		6,001,156

Sweden l 2.0%

Assa Abloy AB, Class B	242,500	4,992,296
Swedbank AB, A Shares	410,300	4,521,255

		9,513,551

Switzerland l 5.1%

Julius Baer Group, Ltd.	185,860	6,193,705
Novartis AG	317,550	17,722,323

		23,916,028

Turkey l 1.2%

Koc Holding AS	653,800	2,426,044
Turkiye Garanti Bankasi AS ADR	857,400	3,352,434

		5,778,478

United Kingdom l 25.2%

BG Group PLC	281,200	5,354,695
BHP Billiton PLC	322,400	8,542,946
British American Tobacco PLC	221,840	9,402,677
GlaxoSmithKline PLC	646,500	13,347,949
Informa PLC	1,301,684	6,619,008
International Power PLC	913,500	4,327,413
Prudential PLC	921,030	7,883,265
Rexam PLC	1,235,320	5,924,185

Description	Shares	Value

Royal Dutch Shell PLC, A Shares	330,300	$10,244,362
Standard Chartered PLC	390,720	7,798,531
Tullow Oil PLC	207,530	4,210,512
Unilever PLC	417,290	13,071,928
Vodafone Group PLC	2,014,741	5,202,758
Wm Morrison Supermarkets PLC	1,090,450	4,917,069
WPP PLC	529,000	4,878,517
Xstrata PLC	491,800	6,167,876

		117,893,691

Total Common Stocks (Identified cost $444,649,653)		421,659,942

Short-Term Investment l 5.6%

State Street Institutional Treasury Money Market Fund (Identified cost $26,306,198)	26,306,198	26,306,198

Total Investments l 95.7% (Identified cost $470,955,851) (b)		$447,966,140

Cash and Other Assets in Excess of Liabilities l 4.3%		20,003,546

Net Assets l 100.0%		$467,969,686

Description	Shares	Value

Lazard Retirement Emerging Markets Equity Portfolio

Common Stocks l 94.3%

Argentina l 1.4%

YPF Sociedad Anonima Sponsored ADR	330,834	$11,317,831

Brazil l 17.9%

Banco do Brasil SA	2,133,566	28,186,560
CCR SA	278,900	7,260,819
Cielo SA	1,274,320	28,397,292
Companhia Siderurgica Nacional SA Sponsored ADR	1,177,800	9,351,732
Natura Cosmeticos SA	586,400	9,979,949
Redecard SA	2,011,957	27,393,219
Souza Cruz SA	922,855	9,286,221
Vale SA Sponsored ADR	940,000	21,432,000

		141,287,792

Canada l 1.1%

First Quantum Minerals, Ltd.	644,500	8,579,802

China l 2.2%

China Construction Bank Corp., Class H	10,871,390	6,487,043
NetEase.com, Inc. Sponsored ADR (a)	123,700	4,720,392
Weichai Power Co., Ltd., Class H	1,401,000	6,372,100

		17,579,535

Egypt l 2.7%

Commercial International Bank Egypt SAE	2,085,411	8,028,839
Eastern Co. SAE	161,968	2,416,521
Egyptian Co. for Mobile Services	120,465	1,908,377
Orascom Construction Industries	254,145	9,240,776

		21,594,513

France l 0.7%

CFAO SA	155,159	5,563,992

Description	Shares	Value

Hong Kong l 1.4%

Huabao International Holdings, Ltd.	13,898,000	$11,329,242

Hungary l 1.0%

OTP Bank PLC	542,079	7,983,118

India l 6.2%

Bank of India	975,572	6,202,101
Bharat Heavy Electricals, Ltd.	395,593	13,062,133
Infosys, Ltd. Sponsored ADR	99,900	5,101,893
Jindal Steel & Power, Ltd.	894,724	9,055,477
Punjab National Bank, Ltd.	816,940	15,800,022

		49,221,626

Indonesia l 6.1%

PT Bank Mandiri Tbk	7,824,429	5,464,176
PT Perusahaan Gas Negara (Persero) Tbk	15,229,000	4,531,186
PT Semen Gresik (Persero) Tbk	8,056,400	7,537,019
PT Tambang Batubara Bukit Asam Tbk	3,055,000	5,718,422
PT Telekomunikasi Indonesia Tbk Sponsored ADR	557,800	18,446,446
PT United Tractors Tbk	2,614,540	6,370,657

		48,067,906

Malaysia l 0.6%

British American Tobacco Malaysia Berhad	335,000	4,677,099

Mexico l 4.9%

America Movil SAB de CV ADR, Series L	506,800	11,190,144
Desarrolladora Homex SAB de CV ADR (a)	165,890	2,239,515
Grupo Mexico SAB de CV, Series B	5,151,854	12,184,549
Grupo Televisa SA Sponsored ADR	400,500	7,365,195
Kimberly-Clark de Mexico SAB de CV, Series A	1,027,400	5,241,289

		38,220,692

Description	Shares	Value

Lazard Retirement Emerging Markets Equity Portfolio (continued)

Pakistan l 1.4%

Oil & Gas Development Co., Ltd.	3,098,500	$4,695,992
Pakistan Petroleum, Ltd.	3,042,868	6,586,235

		11,282,227

Philippines l 2.1%

Philippine Long Distance Telephone Co. Sponsored ADR	338,300	16,755,999

Russia l 7.6%

Gazprom OAO Sponsored ADR	1,002,893	9,578,469
Lukoil OAO Sponsored ADR	119,150	5,980,139
Magnit OJSC Sponsored GDR (c)	247,675	4,249,459
Mobile TeleSystems OJSC Sponsored ADR	920,200	11,318,460
Oriflame Cosmetics SA SDR	154,998	5,593,916
Sberbank of Russia	4,663,610	10,216,808
TNK-BP Holding	2,329,808	5,591,539
Uralkali OJSC Sponsored GDR (c)	207,119	7,052,441

		59,581,231

South Africa l 10.5%

Bidvest Group, Ltd.	582,581	10,736,697
Kumba Iron Ore, Ltd.	162,928	8,583,037
Massmart Holdings, Ltd.	178,422	3,053,351
Murray & Roberts Holdings, Ltd.	1,420,919	4,553,202
Nedbank Group, Ltd.	433,835	7,332,756
Pretoria Portland Cement Co., Ltd.	1,873,493	5,356,656
Sanlam, Ltd.	1,799,955	6,001,416
Shoprite Holdings, Ltd.	957,851	13,411,280
Standard Bank Group, Ltd.	556,386	6,376,282
Tiger Brands, Ltd.	331,641	8,596,195
Truworths International, Ltd.	1,051,668	9,138,808

		83,139,680

Description	Shares	Value

South Korea l 12.4%

Hite Jinro Co., Ltd.	123,927	$2,637,871
Hyundai Mobis	28,054	7,967,425
KB Financial Group, Inc.	223,510	7,299,734
Korea Life Insurance Co., Ltd.	1,845,622	8,428,303
KT&G Corp.	269,100	16,785,168
NHN Corp. (a)	58,438	11,017,167
Samsung Electronics Co., Ltd.	21,118	14,793,437
Samsung Electronics Co., Ltd. GDR (c)	1	355
Shinhan Financial Group Co., Ltd.	568,001	19,863,200
Woongjin Coway Co., Ltd.	291,986	9,238,255

		98,030,915

Taiwan l 4.7%

Delta Electronics, Inc.	897,000	2,099,458
Hon Hai Precision Industry Co., Ltd.	2,626,154	5,862,435
HTC Corp.	431,404	9,477,534
MediaTek, Inc.	684,675	7,459,920
Taiwan Semiconductor Manufacturing Co., Ltd.	5,490,642	12,440,480

		37,339,827

Thailand l 3.3%

Banpu Public Co. Ltd.	503,600	8,499,143
CP All Public Co. Ltd.	3,998,500	6,174,296
Kasikornbank Public Co. Ltd.	1,210,600	4,546,816
PTT Exploration & Production Public Co. Ltd.	213,700	959,020
The Siam Cement Public Co. Ltd.	557,500	5,487,730

		25,667,005

Turkey l 6.1%

Akbank TAS	2,140,294	8,412,843
Koc Holding AS	2,355,386	8,740,089
Turkcell Iletisim Hizmetleri AS (a)	3,028,217	13,733,854

Description	Shares	Value

Lazard Retirement Emerging Markets Equity Portfolio (concluded)
Turkiye Is Bankasi AS, C Shares	6,586,202	$16,960,721

		47,847,507

Total Common Stocks (Identified cost $828,326,759)		745,067,539

Preferred Stocks l 2.7%

Brazil l 2.7%

Companhia de Bebidas das Americas SA Sponsored ADR	327,100	10,025,615
Companhia Energetica de Minas Gerais SA Sponsored ADR	675,610	10,026,053
Usinas Siderurgicas de Minas Gerais SA, A Shares	270,000	1,510,650

		21,562,318

Total Preferred Stocks (Identified cost $23,113,732)		21,562,318

Short-Term Investment l 1.4%

State Street Institutional Treasury Money Market Fund (Identified cost $10,753,312)	10,753,312	10,753,312

Total Investments l 98.4% (Identified cost $862,193,803) (b)		$777,383,169

Cash and Other Assets in Excess of Liabilities l 1.6%		12,474,509

Net Assets l 100.0%		$789,857,678

(a)	Non-income producing security.
(b)	For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) are as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Retirement U.S. Strategic Equity Portfolio	$5,376,569	$380,453	$358,175	$22,278
Retirement U.S. Small-Mid Cap Equity Portfolio	162,438,639	3,183,679	25,770,950	(22,587,271)
Retirement International Equity Portfolio	470,955,851	24,006,898	46,996,609	(22,989,711)
Retirement Emerging Markets Equity Portfolio	862,193,803	35,216,931	120,027,565	(84,810,634)

(c)

Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At September 30, 2011, these securities amounted to 1.4% of net assets of both Lazard Retirement International Equity Portfolio and Lazard Retirement Emerging Markets Equity Portfolio, and are considered to be liquid.

Security Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard Retirement International Equity Portfolio	Lazard Retirement Emerging Markets Equity Portfolio
Industry
Agriculture	0.8%	0.9%
Alcohol & Tobacco	4.7	5.8
Automotive	3.1	—
Banking	9.2	17.6
Building Materials	—	0.7
Commercial Services	3.9	4.7
Computer Software	1.4	2.0
Construction & Engineering	—	1.7
Consumer Products	—	4.6
Diversified	0.5	2.5
Electric	0.9	1.3
Energy Exploration & Production	0.9	1.5
Energy Integrated	5.1	5.9
Energy Services	1.8	—
Financial Services	1.3	6.7
Food & Beverages	3.6	1.1
Forest & Paper Products	1.3	0.7
Gas Utilities	—	0.6
Housing	6.2	1.9
Insurance	3.5	1.1
Leisure & Entertainment	1.5	0.9
Manufacturing	6.1	4.3
Metals & Mining	3.1	9.0
Pharmaceutical & Biotechnology	10.5	—
Real Estate	1.9	—
Retail	5.9	4.2
Semiconductors & Components	3.5	4.6
Technology	1.6	0.6
Technology Hardware	—	1.9
Telecommunications	6.0	9.3
Transportation	1.8	0.9

Subtotal	90.1	97.0
Short-Term Investments	5.6	1.4

Total Investments	95.7%	98.4%

Valuation of Investments
Market values for securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. exchanges or markets are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. Lazard Retirement Series, Inc. (the “Fund”) values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Except as described below, securities listed on foreign exchanges are valued at the last reported sales price; securities listed on foreign exchanges not traded on the valuation date are valued at the last quoted bid price. Investments in money market funds are valued at the fund’s net asset value.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as derivative instruments), such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board of Directors (the “Board”). The Valuation Committee of Lazard Asset Management LLC (the “Investment Manager”) may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts also will be considered. The fair value of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board, or its designee, instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values. Foreign securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholder may not be able to buy or sell Portfolio shares.

Fair Value Measurements
Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of accounting principles generally accepted in the United States of America also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following table summarizes the valuation of the Portfolios’ investments by each fair value hierarchy level as of September 30, 2011:

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of September 30, 2011

Retirement U.S. Strategic Equity Portfolio

Common Stocks	$5,220,494	$—	$—	$5,220,494
Preferred Stock	—	—	48,154	48,154
Short-Term Investment	—	130,199	—	130,199

Total	$5,220,494	$130,199	$48,154	$5,398,847

Retirement U.S. Small-Mid Cap Equity Portfolio

Common Stocks	$132,800,342	$—	$—	$132,800,342
Preferred Stock	—	—	1,313,783	1,313,783
Short-Term Investment	—	5,737,243	—	5,737,243

Total	$132,800,342	$5,737,243	$1,313,783	$139,851,368

Retirement International Equity Portfolio

Common Stocks	$37,213,342	$384,446,600	$—	$421,659,942
Short-Term Investment	—	26,306,198	—	26,306,198

Total	$37,213,342	$410,752,798	$—	$447,966,140

Retirement Emerging Markets Equity Portfolio

Common Stocks	$276,379,610	$468,687,929	$—	$745,067,539
Preferred Stocks	21,562,318	—	—	21,562,318
Short-Term Investment	—	10,753,312	—	10,753,312

Total	$297,941,928	$479,441,241	$—	$777,383,169

One common stock included in Level 2 in Retirement Emerging Markets Equity Portfolio was valued based on reference to a similar security from the same issuer which was trading on an active market. The preferred stock included in Level 3 was valued by reference to comparable entities and evaluation of fundamental data relating to the issuer. The short-term investment included in Level 2 was valued at the fund’s net asset value.

In connection with the periodic implementation of fair value pricing procedures with respect to foreign securities, certain securities in the Retirement International Equity and

Retirement Emerging Markets Equity Portfolios are transferred from Level 1 to Level 2 and revert to Level 1 when the fair value pricing procedure triggers are no longer met. Since the fair value pricing procedure triggers were met at September 30, 2011, any securities which had been valued under these procedures were transferred to Level 2. There were no significant transfers into and out of Level 3 as of September 30, 2011.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value during the period ended September 30, 2011:

Description	Balance as of December 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation	Purchases	Sales	Net Transfers Into Level 3	Net Transfers Out of Level 3	Balance as of September 30, 2011	Net Change in Unrealized Appreciation from Investments Still Held at September 30, 2011
Retirement U.S. Strategic Equity Portfolio
Preferred Stock	$31,701	$—	$—	$16,453	$—	$—	$—	$—	$48,154	$16,453

Retirement U.S. Small-Mid Cap Equity Portfolio
Preferred Stock	$864,900	$—	$—	$448,883	$—	$—	$—	$—	$1,313,783	$448,883

Item 2.	Controls and Procedures.

(a)          The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	November 28, 2011

By:	/s/ Stephen St. Clair

Stephen St. Clair
Chief Financial Officer

Date:	November 28, 2011